Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			180 Months Ended	183 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013	Sep. 30, 2013	Oct. 21, 2013
Summary Of Significant Accounting Policies [Line Items]
Federal Deposit Insurance Corporation Insurance Limit Per Bank			$ 250,000			$ 250,000
Issued patents and agricultural patent applications pending amortization period	17 years		17 years
Write-off of patents abandoned	$ 185,161	$ 0	$ 64,210	$ 321,137	$ 1,588,087	$ 1,973,434	$ 2,158,595
Common stock, par value	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity period of all highly liquid instruments at the time of purchase to be cash equivalents (in days)			90
Minimum
Summary Of Significant Accounting Policies [Line Items]
Deferred tax asset benefit, likelihood of being realized upon settlement			50.00%